UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2014

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Belgium (1.0%)

Solvay SA	11,909	$1,785,915

		1,785,915
France (15.8%)

Alcatel-Lucent(NON)(S)	362,231	1,297,638

BNP Paribas SA	75,408	5,100,787

European Aeronautic Defence and Space Co.	65,768	4,190,243

L'Oreal SA	13,956	2,396,864

Nexity	34,925	1,247,119

Sanofi	58,930	5,976,869

Schneider Electric SA	28,607	2,419,199

SCOR SE	66,888	2,214,730

Valeo SA	40,424	3,451,883

Veolia Environnement	101,679	1,736,651

		30,031,983
Germany (12.4%)

BASF SE	29,691	2,847,875

Biotest AG-Vorzugsaktien (Preference)	18,874	1,651,775

Daimler AG (Registered Shares)	45,251	3,527,372

Deutsche Post AG	151,626	5,031,773

HeidelbergCement AG	21,287	1,641,781

Henkel AG & Co. KGaA (Preference)	34,477	3,552,738

Merck KGaA	10,794	1,684,418

Siemens AG	26,900	3,241,043

Zalando GmbH (acquired 9/30/13, cost $313,871) (Private)(F)(RES)(NON)	7	266,799

		23,445,574
Greece (0.6%)

OPAP SA	102,198	1,140,634

		1,140,634
Ireland (1.5%)

Kerry Group PLC Class A	45,136	2,745,054

		2,745,054
Italy (5.2%)

ENI SpA	172,111	3,946,646

Fiat SpA(NON)	217,794	1,735,446

Luxottica Group SpA	40,933	2,177,393

UniCredit SpA	323,444	2,061,836

		9,921,321
Jersey (0.8%)

Genel Energy PLC(NON)	97,239	1,478,177

		1,478,177
Netherlands (4.3%)

ASML Holding NV	11,730	1,158,432

Gemalto NV(S)	13,725	1,473,732

ING Groep NV(NON)	328,323	3,709,280

Ziggo NV	45,736	1,852,507

		8,193,951
Russia (2.5%)

Magnit OJSC	6,483	1,642,591

Sberbank of Russia ADR	107,844	1,299,520

Yandex NV Class A(NON)	48,400	1,762,728

		4,704,839
Spain (3.2%)

Banco Bilbao Vizcaya Argentaria SA (Rights)(NON)	282,226	38,563

Banco Bilbao Vizcaya Argentaria SA (BBVA)	282,226	3,153,747

Banco Popular Espanol SA(NON)	255,475	1,371,764

Jazztel PLC(NON)	145,537	1,581,222

		6,145,296
Sweden (3.0%)

Assa Abloy AB Class B	40,137	1,842,379

Nordea Bank AB	188,968	2,278,778

Volvo AB Class B	110,280	1,651,617

		5,772,774
Switzerland (6.7%)

Compagnie Financiere Richemont SA	48,307	4,839,514

Nestle SA	45,532	3,184,496

Partners Group Holding AG	6,598	1,617,489

UBS AG	147,097	3,009,116

		12,650,615
Turkey (0.6%)

Turk Hava Yollari Anonim Ortakligi (THY)	296,277	1,129,345

		1,129,345
United Kingdom (38.3%)

Associated British Foods PLC	119,728	3,636,209

AstraZeneca PLC	76,372	3,975,603

Barclays PLC NPR(NON)	206,379	269,792

Barclays PLC	844,237	3,628,684

BG Group PLC	154,334	2,949,497

British American Tobacco (BAT) PLC	92,384	4,900,351

Britvic PLC	107,780	998,927

BT Group PLC	412,095	2,284,291

Centrica PLC	590,871	3,536,408

Compass Group PLC	181,041	2,491,243

Experian Group, Ltd.	96,766	1,843,824

Glencore Xstrata PLC	447,698	2,440,330

HSBC Holdings PLC	143,578	1,555,944

Kingfisher PLC	331,476	2,070,843

Liberty Global PLC Ser. C(NON)	17,200	1,297,396

Persimmon PLC	165,527	2,910,174

Prudential PLC	182,395	3,398,666

Regus PLC	521,896	1,537,714

Royal Dutch Shell PLC Class A	227,529	7,514,277

Shire PLC	42,419	1,701,696

SSE PLC	89,505	2,135,822

Telecity Group PLC	161,452	2,169,411

Thomas Cook Group PLC(NON)	674,800	1,675,794

TUI Travel PLC	433,636	2,581,305

Vodafone Group PLC	1,420,154	4,966,032

WPP PLC	204,217	4,198,710

		72,668,943
United States (2.6%)

Covidien PLC	26,000	1,584,440

KKR & Co. LP	82,700	1,701,966

Monsanto Co.	15,200	1,586,424

		4,872,830

Total common stocks (cost $150,308,467)		$186,687,251

SHORT-TERM INVESTMENTS (3.3%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.13%(d)	3,065,205	$3,065,205

Putnam Short Term Investment Fund 0.06%(AFF)	3,078,238	3,078,238

U.S. Treasury Bills with an effective yield of 0.14%, January 9, 2014	$110,000	109,998

Total short-term investments (cost $6,253,400)		$6,253,441

TOTAL INVESTMENTS

Total investments (cost $156,561,867)(b)		$192,940,692

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NPR	Nil Paid Rights
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $189,569,670.
(b)	The aggregate identified cost on a tax basis is $156,677,653, resulting in gross unrealized appreciation and depreciation of $37,776,454 and $1,466,343, respectively, or net unrealized appreciation of $36,310,111.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $266,799, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$5,124,974	$11,962,983	$14,009,719	$454	$3,078,238
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $2,643,176. Certain of these securities were sold prior to the close of the reporting period.
	The fund received cash collateral of $3,065,205, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	19.2%
	Consumer discretionary	18.8
	Consumer staples	12.2
	Industrials	12.1
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Belgium	$1,785,915	$—	$—
France	30,031,983	—	—
Germany	23,178,775	—	266,799
Greece	1,140,634	—	—
Ireland	2,745,054	—	—
Italy	9,921,321	—	—
Jersey	1,478,177	—	—
Netherlands	8,193,951	—	—
Russia	4,704,839	—	—
Spain	6,145,296	—	—
Sweden	5,772,774	—	—
Switzerland	12,650,615	—	—
Turkey	1,129,345	—	—
United Kingdom	72,668,943	—	—
United States	4,872,830	—	—
Total common stocks	186,420,452	—	266,799
Short-term investments	3,078,238	3,175,203	—

Totals by level	$189,498,690	$3,175,203	$266,799

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013